DERIVATIVE WARRANT LIABILITIES (Details)	9 Months Ended
Sep. 30, 2015 USD ($) shares
DERIVATIVE WARRANT LIABILITIES
Balance at December 31, 2014 | $	$ 269,929
Initial valuation of derivative liabilities upon issuance of new warrants (VC Advisors) - 250,000 warrants | shares	19,509
Decrease in fair value of derivative liability | shares	(39,864)
Balance at September 30, 2015 | $	$ 249,574